Basis of Presentation and Significant Accounting Policies - Schedule of Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2013
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	10 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Other intellectual property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Other intellectual property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	10 years